Operating Expenses (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Operating Expenses

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Salaries, wages, and consulting fees	$800,337	$942,394
General administration expenses	2,109,037	2,845,237
Total	$2,909,374	$3,787,631

	Three Months Ended		Six Months Ended
	June 30,		June 30
	2025	2024	2025	2024
Operating expenses
General administration expenses	$2,597,219	$3,342,235	$4,706,256	$6,187,472
Salaries, wages, and consulting fees	513,173	807,879	1,313,510	1,750,273
Total	3,110,392	4,150,114	6,019,766	7,937,745

	Year Ended
	December 31
	2024	2023
Operating expenses
General administration expenses	$11,709,118	$7,995,201
Salaries, wages, and consulting fees	3,940,024	3,605,373
Total	$15,649,142	$11,600,574